Discontinued operations	3 Months Ended	15 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
Discontinued operations

Note 17 – Discontinued operations

On August 11, 2025, the Company’s wholly-owned subsidiary, SRx Health Solutions Inc. (“Health Solutions” or the “Discontinued Operations”), filed for protection under the Companies’ Creditors Arrangement Act (“CCAA”). As a result, the Health Solutions segment has been classified as discontinued operations for all periods presented. The financial statements for the three months ended December 31, 2025 and 2024 reflect only continuing operations, and results of the discontinued Health Solutions segment are presented separately in this footnote.

Results of Operations of Discontinued Operations

The results of operations for the Health Solutions segment included in discontinued operations are as follows (in thousands):

	Three months ended December 31,
	2025	2024

Net sales	$—	$19,195
Cost of sales	—	15,481
Income tax expense (benefit)	—	74
Net loss from discontinued operations	—	(3,983)

Cash Flows of Discontinued Operations

The cash flows attributable to the Health Solutions segment are summarized as follows (in thousands):

	Three months ended December 31,
	2025	2024
Cash flows (used in) provided by:
Operating activities	$—	$1,463
Investing activities	—	2,692
Financing activities	—	(3,550)
Net decrease in cash and cash equivalents	$—	$605

Notes and Additional Information

All prior period results for Health Solutions, including the year ended September 30, 2024, are presented within discontinued operations.

All historical acquisitions associated with the Health Solutions segment relate solely to the discontinued business and were fully deconsolidated in connection with the CCAA process; accordingly, no ASC 805 business combination disclosures are included within the Company’s continuing operations.

The financial impact of Health Solutions’ filing under CCAA is reflected in the measurement of net assets and any associated impairment or restructuring charges, if applicable. Refer to Note 8 – Commitments and contingencies for additional details related to obligations of the discontinued operations.

The Company was subject to certain financial covenants under its senior secured term facilities with Canadian Western Bank (“CWB”) related to SRx Canada. As of the date of CCAA filing and subsequent disposal of the business, the Company was not in compliance with these covenants. The debt associated with these facilities has been deconsolidated from the Company’s financial statements. The underlying obligations, however, will not be legally settled or extinguished until completion of the CCAA process.

Note 19 – Discontinued operations

On August 11, 2025, the Company’s wholly-owned subsidiary, SRx Health Solutions Inc. (“Health Solutions” or the “Discontinued Operations”), filed for protection under the Companies’ Creditors Arrangement Act (“CCAA”). As a result, the Health Solutions segment has been classified as discontinued operations for all periods presented. The financial statements for the years ended September 30, 2025 and 2024 reflect only continuing operations, and results of the discontinued Health Solutions segment are presented separately in this footnote.

Results of Operations of Discontinued Operations

The results of operations for the Health Solutions segment included in discontinued operations are as follows (in thousands):

	Year ended September 30,
	2025	2024
Net sales	$39,364	$145,242
Cost of sales	30,462	120,908
Income tax expense (benefit)	357	(900)
Net loss from discontinued operations	(36,367)	(43,054)

Cash Flows of Discontinued Operations

The cash flows attributable to the Health Solutions segment are summarized as follows (in thousands):

	Year Ended September 30,
	2025	2024
Cash flows (used in) provided by:
Operating activities	$(2,791)	$(1,724)
Investing activities	4,915	(1,113)
Financing activities	(10,647)	863
Net decrease in cash and cash equivalents	$(8,523)	$(1,974)

Notes and Additional Information

All prior period results for Health Solutions, including the year ended September 30, 2024, are presented within discontinued operations.

All historical acquisitions associated with the Health Solutions segment relate solely to the discontinued business and were fully deconsolidated in connection with the CCAA process; accordingly, no ASC 805 business combination disclosures are included within the Company’s continuing operations.

The financial impact of Health Solutions’ filing under CCAA is reflected in the measurement of net assets and any associated impairment or restructuring charges, if applicable. Refer to Note 10 – Commitments and contingencies for additional details related to obligations of the discontinued operations.

The Company was subject to certain financial covenants under its senior secured term facilities with Canadian Western Bank (“CWB”) related to SRx Canada. As of the date of CCAA filing and subsequent disposal of the business, the Company was not in compliance with these covenants. The debt associated with these facilities has been deconsolidated from the Company’s financial statements. The underlying obligations, however, will not be legally settled or extinguished until completion of the CCAA process.

Subsequent to September 30, 2025, the Company entered into a Settlement, Share Forfeiture and Mutual Release Agreement with certain former founders and officers of SRx Canada, resulting in the forfeiture and cancellation of 18,839,332 shares of SRx Canada stock, of which 376,121 were common shares of the Company. The remaining shares were exchangeable into Company common stock on a one-for-one basis. This transaction has been reflected in the post-closing adjustments to the discontinued operations results.